              As filed with the Securities and Exchange Commission
                                 on May 3, 2002
                      Registration No. 333-89661; 811-09645

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                   FORM N-1A*


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [_]

                         Post-Effective Amendment No. 21                  [X]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [_]

                                Amendment No. 22                          [X]

                        (Check appropriate box or boxes)

                             _______________________
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

                           __________________________
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:

          Robert M. Kurucza, Esq.                    Carl Frischling, Esq.
          Marco E. Adelfio, Esq.                     Kramer, Levin, Naftalis
          Morrison & Foerster LLP                        & Frankel
          2000 Pennsylvania Ave., N.W.               919 3rd Avenue
          Suite 5500                                 New York, New York 10022
          Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

     [_]  Immediately upon filing pursuant      [X]  on May 15, 2002  pursuant
          to Rule 485(b), or                         to Rule 485(b), or

     [_]  60 days after filing pursuant         [_]  on (May 10, 2002) pursuant
          to Rule 485(a), or                         to Rule 485(a).

     [_]  75 days after filing pursuant to      [_]  on (date) pursuant to
          paragraph (a)(2)*                          paragraph(a)(2) of Rule 485

If appropriate, check the following box:

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     The Registrant is filing this Post-Effective Amendment No. 21 to the Registration Statement of Nations Funds Trust (the "Trust") for the purpose of delaying the effectiveness of Nations Marsico Principal Protection Fund to May 15, 2002. Part A, B and C are hereby incorporated by reference to Post-Effective Amendment No. 18 filed on February 19, 2002.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 3rd day of May, 2002.

                                              NATIONS FUNDS TRUST

                                              By:         *
                                                 -----------------
                                                    A. Max Walker
                                                    President and Chairman
                                                    of the Board of Trustees

                                              By: /s/ Richard H. Blank, Jr.
                                                  -------------------------
                                                      Richard H. Blank, Jr.
                                                      *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                               TITLE                           DATE
     ----------                               -----                           ----
          *                           President and Chairman              May 3, 2002
-------------------------            of the Board of Trustees
(A. Max Walker)                    (Principal Executive Officer)


/s/ Richard H. Blank, Jr.                   Treasurer                     May 3, 2002
-------------------------                  Secretary
(Richard H. Blank, Jr.)             (Principal Financial and
                                       Accounting Officer)


          *                                 Trustee                       May 3, 2002
-------------------------
(Edmund L. Benson, III)

          *                                 Trustee                       May 3, 2002
-------------------------
(William P. Carmichael)

          *                                 Trustee                       May 3, 2002
-------------------------
(William H. Grigg)

          *                                 Trustee                       May 3, 2002
-------------------------
(Thomas F. Keller)

          *                                 Trustee                       May 3, 2002
-------------------------
(Carl E. Mundy, Jr.)

          *                                 Trustee                       May 3, 2002
-------------------------
(Cornelius J. Pings)

          *                                 Trustee                       May 3, 2002
-------------------------
(Charles B. Walker)

          *                                 Trustee                       May 3, 2002
-------------------------
(Thomas S. Word)

          *                                 Trustee                       May 3, 2002
-------------------------
(James B. Sommers)

/s/ Richard H. Blank, Jr.
-------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact